Other payables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other payables
Holiday pay accrual	€ 791	€ 612
Salary	1,801	2,186
Accrued expenses	2,203	2,228
Foreign currency option - current	90	10
Other	200	131
Total other payables	€ 5,085	€ 5,167